Biological Assets - Disclosure of Continuity of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Reconciliation Of Changes In Biological Assets [Abstract]
Balance, beginning of year	$ 14,725	$ 5,321
Purchases of seeds	271	70
Acquired biological assets		1,691
Disposed biological assets due to disposal of consolidated entity (Note 10(c))	(1,430)
Unrealized gain on changes in fair value of biological assets	100,302	49,090
Increase in biological assets due to capitalized costs	17,309	11,983
Transferred to inventory upon harvest	(114,829)	(53,430)
Balance, end of year	$ 16,348	$ 14,725